CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
NOTE 15 - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2020 and 2019, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

CHINA LIBERAL EDUCATION HOLDINGS LIMITED

PARENT COMPANY BALANCE SHEET

	As of December 31,
	2020	2019
ASSETS
Current assets
Prepaid expenses and other current assets	$55,639	$-

Non-current assets
Investment in subsidiaries	11,585,290	5,179,975

Total assets	$11,640,929	$5,179,975

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares $0.001 par value, 50,000,000 shares authorized, 6,333,333 and 5,000,000 shares issued and outstanding at December 31, 2020 and 2019	6,333	5,000
Additional paid-in capital	9,358,487	4,579,116
Retained earnings	2,276,109	908,267
Accumulated other comprehensive loss	-	(312,408)
Total shareholders’ equity	11,640,929	5,179,975

Total liabilities and shareholders’ equity	$11,640,929	$5,179,975

CHINA LIBERAL EDUCATION HOLDINGS LIMITED

PARENT COMPANY STATEMENTS OF INCOME

	For the Years Ended
	December 31 2020	December 31 2019	December 31 2018
Operating expenses
General and administrative expenses	$488,735	$-	$-

Other expenses	10	-	-
Loss from operations	(488,745)	-	-
Equity in earnings of subsidiaries	2,168,995	437,904	842,661

Net income	$1,680,250	$437,904	$842,661

Foreign currency translation adjustments	-	(78,171)	(156,333
Comprehensive income attributable to the Company	$1,680,250	$359,733	$686,328

CHINA LIBERAL EDUCATION HOLDINGS LIMITED

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended
	December 31 2020	December 31 2019	December 31 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$1,680,250	$437,904	$842,661
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	(2,168,995)	(437,904)	(842,661)
Prepaid expenses and other current assets	(55,639)	-	-
Net cash used in operating activities	(544,384)	-	-
CASH FLOW FROM INVESTING ACTIVITIES
Investment in subsidiaries	(4,236,320)	-	-
Net cash used in investing activities	(4,236,320)	-	-
Net cash provided by financing activities	4,780,704	-	-
Change in cash	-	-	-

Cash, beginning of year	-	-	-

Cash, end of year	$-	$-	$-